Business combinations and acquisition of non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Business combinations and acquisition of non-controlling interests
Summary of fair value of the identifiable assets and liabilities as of the date of each acquisition

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2021
	Me Salva!	Eduqo	Edupass	P2D
Assets
Cash and cash and equivalents	10,562	1,112	362	24,136
Trade receivables	2,010	300	23	17,786
Inventories	80	—	—	23,348
Recoverable taxes	7	50	—	1,175
Deferred taxes	—	—	—	3,137
Advance to employees	—	—	—	109
Other assets	160	4	102	2,622
Property and equipment	145	74	—	319
Right-of-use assets	112	270	—	—
Intangible assets	12,022	9,097	3,702	168,187
	25,098	10,907	4,189	240,819

Liabilities
Trade payables	614	77	56	8,738
Labor and social obligations	296	232	42	5,205
Taxes and contributions payable	211	657	519	65
Leases	112	270	—	—
Loans and financing	91	119	—	—
Advances from customers	322	—	22	202
Other liabilities	2,263	4	—	6,113
	3,909	1,359	639	20,323
Net identifiable assets acquired at fair value	21,189	9,548	3,550	220,496

Goodwill arising on acquisition	28,326	22,422	11,679	560,075
Purchase consideration	49,515	31,970	15,229	780,571
Cash paid	15,779	15,097	2,000	788,985
Capital contribution	10,000	—	—	—
Accounts payables to selling shareholders arising from acquisition (Note 17)	22,196	16,076	13,229	—
Retained payments	1,324	—	—	—
Price adjustment	217	797	—	(8,414)
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(486)	(390)	(191)	(13,629)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(15,433)	(13,985)	(1,638)	(764,849)

	2020
	WPensar	Studos	Geekie	EI
Assets
Cash and cash and equivalents	378	191	7,796	14,492
Trade receivables	75	126	1,120	11,129
Inventories	—	—	8,333	4,419
Recoverable taxes	108	—	524	—
Deferred taxes	—	—	15,098	—
Advance to employees	—	—	—	11,484
Other assets	1	—	710	697
Property and equipment	172	39	2,592	843
Right-of-use assets	—	—	292	2,418
Intangible assets	6,192	5,996	36,328	238,825
	6,926	6,352	72,793	284,307
Liabilities
Trade payables	47	18	823	1,709
Labor and social obligations	385	79	21,584	3,097
Taxes and contributions payable	152	56	677	—
Income taxes payable	8	—	—	—
Leases	—	—	292	2,418
Loans and financing	—	—	8,836	—
Loans with related parties	1,285	—	10,885	—
Provision for legal proceedings	—	—	—	599
Advances from customers	100	27	269	—
Other liabilities	35	10	—	166
	2,012	190	43,366	7,989
Total identifiable net assets at fair value	4,914	6,162	29,427	275,684
Goodwill arising on acquisition	18,994	13,371	158,552	219,715
Purchase consideration transferred	23,908	19,533	187,979	496,033
Cash paid	14,345	8,298	4,500	200,000
Forward contract of non-controlling interest at acquisition	—	—	115,222	291,413
Retained payments	3,586	11,235	—	—
Price adjustment	—	—	—	4,620
Fair value of previously held interest in a step acquisition	5,977	—	68,257	—
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(115)	(275)	(762)	(6,510)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(13,967)	(8,107)	3,296	(185,508)

Summary of valuation techniques used for measuring the fair value of separate identified intangible assets acquired

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Entity	Asset acquired	Valuation technique
Me Salva! Eduqo Edupass P2D WPensar Studos Escola da Inteligência	Customer relationship	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets
Me Salva! Eduqo Edupass P2D WPensar Studos Escola da Inteligência	Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Me Salva! Edupass P2D Geekie Escola da Inteligência	Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.
Me Salva! Eduqo Edupass WPensar	Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Me Salva! Eduqo P2D	Educational platform	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Studos Escola da Inteligência	Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.

Schedule of individual net revenue and net income from the acquisition date through each period end for all business combinations

The individual net revenue and net income from the acquisition date through each period end for all business combinations are presented below:

	December 31, 2021
	Me Salva!	Eduqo	Edupass	P2D
Total net revenue	6,929	2,511	434	38,081
Net income (loss) before income taxes	(4,961)	988	(505)	7,497

	2020
	WPensar	Studos	Geekie	EI
Total net revenue	1,126	282	18,497	14,779
Net income (loss) before income taxes	(89)	(249)	(11,035)	10,429

Schedule of revenue and income (loss) before income taxes for the Company are presented below assuming the acquisitions had occurred at the beginning of the year

Total revenue and income (loss) before income taxes for the Company are presented below assuming the acquisitions had occurred at the beginning of the year:

	2021	2020
Total net revenue	1,271,921	1,078,831
Net income (loss) before income taxes	(185,101)	32,208